Share Capital and Other Equity Instruments - Warrants - Additional Information (Details) - Warrants #9 - CAD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Feb. 22, 2019	Jun. 30, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants issued	19,402
Range of exercise price	$ 156.36
Increase decrease in fair value of replacement warrant compared to cancelled warrant		$ 229